S000010348 [Member] Fees and Expenses - AB California Portfolio	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 47 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 124 of the Portfolio’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%